Employee Pension and Profit Sharing Plans - Asset Allocation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 27, 2013 Equity Securities	Sep. 27, 2013 Debt Securities	Sep. 27, 2013 Pension Plans	Sep. 28, 2012 Pension Plans	Sep. 30, 2011 Pension Plans	Sep. 27, 2013 Pension Plans Estimate of Fair Value Measurement [Member]	Sep. 28, 2012 Pension Plans Estimate of Fair Value Measurement [Member]	Sep. 27, 2013 Pension Plans Level 1	Sep. 28, 2012 Pension Plans Level 1	Sep. 27, 2013 Pension Plans Level 2	Sep. 28, 2012 Pension Plans Level 2	Sep. 27, 2013 Pension Plans Level 3	Sep. 28, 2012 Pension Plans Level 3	Sep. 27, 2013 Pension Plans Cash and Cash Equivalents and Other Estimate of Fair Value Measurement [Member]	Sep. 28, 2012 Pension Plans Cash and Cash Equivalents and Other Estimate of Fair Value Measurement [Member]	Sep. 27, 2013 Pension Plans Cash and Cash Equivalents and Other Level 1	Sep. 28, 2012 Pension Plans Cash and Cash Equivalents and Other Level 1	Sep. 27, 2013 Pension Plans Cash and Cash Equivalents and Other Level 2	Sep. 28, 2012 Pension Plans Cash and Cash Equivalents and Other Level 2	Sep. 27, 2013 Pension Plans Cash and Cash Equivalents and Other Level 3	Sep. 28, 2012 Pension Plans Cash and Cash Equivalents and Other Level 3	Sep. 27, 2013 Pension Plans Pooled Funds-Equity Estimate of Fair Value Measurement [Member]	Sep. 28, 2012 Pension Plans Pooled Funds-Equity Estimate of Fair Value Measurement [Member]	Sep. 27, 2013 Pension Plans Pooled Funds-Equity Level 1	Sep. 28, 2012 Pension Plans Pooled Funds-Equity Level 1	Sep. 27, 2013 Pension Plans Pooled Funds-Equity Level 2	Sep. 28, 2012 Pension Plans Pooled Funds-Equity Level 2	Sep. 27, 2013 Pension Plans Pooled Funds-Equity Level 3	Sep. 28, 2012 Pension Plans Pooled Funds-Equity Level 3	Sep. 27, 2013 Pension Plans Pooled Funds-Fixed Income Estimate of Fair Value Measurement [Member]	Sep. 28, 2012 Pension Plans Pooled Funds-Fixed Income Estimate of Fair Value Measurement [Member]	Sep. 27, 2013 Pension Plans Pooled Funds-Fixed Income Level 1	Sep. 28, 2012 Pension Plans Pooled Funds-Fixed Income Level 1	Sep. 27, 2013 Pension Plans Pooled Funds-Fixed Income Level 2	Sep. 28, 2012 Pension Plans Pooled Funds-Fixed Income Level 2	Sep. 27, 2013 Pension Plans Pooled Funds-Fixed Income Level 3	Sep. 28, 2012 Pension Plans Pooled Funds-Fixed Income Level 3	Sep. 27, 2013 Pension Plans Equity Funds Domestic	Sep. 27, 2013 Pension Plans Equity Funds International	Sep. 27, 2013 Pension Plans Fixed Income Funds Domestic	Sep. 27, 2013 Pension Plans Fixed Income Funds International
Defined Benefit Plan Disclosure [Line Items]
Target Plan Asset Allocations Range Minimum	50.00%	30.00%
Target Plan Asset Allocations Range Maximum	70.00%	50.00%
Fair value of plan assets			$ 248,679	$ 222,272	$ 178,587	$ 248,679	$ 222,272	$ 2,394	$ 2,042	$ 246,285	$ 220,230	$ 0	$ 0	$ 2,394	$ 2,042	$ 2,394	$ 2,042	$ 0	$ 0	$ 0	$ 0	$ 157,372	$ 141,784	$ 0	$ 0	$ 157,372	$ 141,784	$ 0	$ 0	$ 88,913	$ 78,446	$ 0	$ 0	$ 88,913	$ 78,446	$ 0	$ 0
Actual plan asset allocations																																						33.00%	67.00%	10.00%	90.00%